Income Taxes (Income From Continuing Operations Before Income Tax From Domestic And Foreign Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic operations	$ (2,295)	$ (35,996)	$ (20,823)
Foreign operations	(11,674)	27,310	30,011
Total income (loss) from continuing operations before income tax	$ (13,969)	$ (8,686)	$ 9,188